Intangible assets - Summary of Intangible Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	R$ 8,277,518	R$ 1,039,886
Additions	1,091	67,907
Disposals	(90,634)	(35,001)
Transfers	0	0
Effects of hyperinflation (IAS 29)	1,754	368
Effects of changes in foreign exchange rates (IAS 21)	(11,592)	(1,247)
Business combination	(454,195)	(7,205,605)
Intangible assets ending balance	8,632,332	8,277,518	R$ 1,039,886
Gross carrying amount [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	8,822,329	1,389,818
Additions	288,004	264,646
Disposals	(207,934)	(36,213)
Transfers	0	0
Effects of hyperinflation (IAS 29)	1,754	368
Effects of changes in foreign exchange rates (IAS 21)	(17,439)	(1,895)
Business combination	(454,195)	(7,205,605)
Intangible assets ending balance	9,340,909	8,822,329	1,389,818
Gross carrying amount [member] | Goodwill [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	5,591,489	654,044
Additions	0	349
Disposals	(22,774)	(8,630)
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	(12,111)	46
Business combination	(90,817)	(4,945,680)
Intangible assets ending balance	5,647,421	5,591,489	654,044
Gross carrying amount [member] | Customer Relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	1,747,444	268,640
Additions	21,075	2,150
Disposals	(4,015)	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	(152)	(154)
Business combination	(29,053)	(1,476,808)
Intangible assets ending balance	1,793,405	1,747,444	268,640
Gross carrying amount [member] | Trademarks and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	262,036	12,043
Additions	0	1,549
Disposals	0	(13)
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0	0
Business combination	(288,964)	(248,457)
Intangible assets ending balance	551,000	262,036	12,043
Gross carrying amount [member] | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	1,066,470	314,713
Additions	207,086	204,316
Disposals	(170,997)	(18,660)
Transfers	17,117	25,167
Effects of hyperinflation (IAS 29)	1,754	368
Effects of changes in foreign exchange rates (IAS 21)	(4,480)	(1,435)
Business combination	(45,361)	(542,001)
Intangible assets ending balance	1,162,311	1,066,470	314,713
Gross carrying amount [member] | Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	26,024	1,659
Additions	0	0
Disposals	0	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0	0
Business combination	0	(24,365)
Intangible assets ending balance	26,024	26,024	1,659
Gross carrying amount [member] | Licenses for use - payment arrangements [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	0	11,435
Additions		15,104
Disposals		0
Transfers		(3,669)
Effects of hyperinflation (IAS 29)		0
Effects of changes in foreign exchange rates (IAS 21)		0
Business combination		0
Intangible assets ending balance		0	11,435
Gross carrying amount [member] | Operating license [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	12,443	5,674
Additions	0	0
Disposals	(6,073)	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	(696)	(352)
Business combination	0	(7,121)
Intangible assets ending balance	5,674	12,443	5,674
Gross carrying amount [member] | Exclusivity Right [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	0	38,827
Additions		0
Disposals		0
Transfers		0
Effects of hyperinflation (IAS 29)		0
Effects of changes in foreign exchange rates (IAS 21)		0
Business combination		(38,827)
Intangible assets ending balance		0	38,827
Gross carrying amount [member] | Software in progress [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	43,960	38,816
Additions	43,115	35,552
Disposals	(3,138)	(8,910)
Transfers	(17,117)	(21,498)
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0	0
Business combination	0
Intangible assets ending balance	66,820	43,960	38,816
Gross carrying amount [member] | Right of use assets software [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	72,463	66,837
Additions	16,728	5,626	66,837
Disposals	(937)	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0	0
Business combination	0	0
Intangible assets ending balance	88,254	72,463	66,837
Accumulated depreciation and amortisation [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(544,811)	(349,932)
Additions	(286,913)	(196,739)
Disposals	117,300	1,212
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	5,847	648
Business combination	0	0
Intangible assets ending balance	(708,577)	(544,811)	(349,932)
Accumulated depreciation and amortisation [member] | Customer Relationship
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(217,090)	(164,080)
Additions	(73,897)	(53,114)
Disposals	9,650	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	3,305	104
Business combination	0	0
Intangible assets ending balance	(278,032)	(217,090)	(164,080)
Accumulated depreciation and amortisation [member] | Trademarks and patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(6,908)	(9,649)
Additions	(3,908)	2,741
Disposals	0	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0	0
Business combination	0	0
Intangible assets ending balance	(10,816)	(6,908)	(9,649)
Accumulated depreciation and amortisation [member] | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(264,399)	(153,174)
Additions	(174,358)	(109,836)
Disposals	100,754	1,212
Transfers	0	(2,867)
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	68	266
Business combination	0	0
Intangible assets ending balance	(337,935)	(264,399)	(153,174)
Accumulated depreciation and amortisation [member] | Non-compete agreement
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(1,106)	(1,106)
Additions	(6,645)	0
Disposals	0	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0	0
Business combination	0	0
Intangible assets ending balance	(7,751)	(1,106)	(1,106)
Accumulated depreciation and amortisation [member] | Licenses for use - payment arrangements [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	0	(1,924)
Additions		(943)
Disposals		0
Transfers		2,867
Effects of hyperinflation (IAS 29)		0
Effects of changes in foreign exchange rates (IAS 21)		0
Business combination		0
Intangible assets ending balance		0	(1,924)
Accumulated depreciation and amortisation [member] | Operating license [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(10,854)	(5,342)
Additions	(3,801)	(5,790)
Disposals	6,073	0
Transfers	0	0
Effects of changes in foreign exchange rates (IAS 21)	2,474	278
Business combination	0	0
Intangible assets ending balance	(6,108)	(10,854)	(5,342)
Accumulated depreciation and amortisation [member] | Exclusivity Right [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	0	(647)
Additions		647
Disposals		0
Transfers		0
Effects of hyperinflation (IAS 29)		0
Effects of changes in foreign exchange rates (IAS 21)		0
Business combination		0
Intangible assets ending balance		0	(647)
Accumulated depreciation and amortisation [member] | Right of use assets software [Member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets beginning balance	(44,454)	(14,010)
Additions	(24,304)	(30,444)
Disposals	823	0
Transfers	0	0
Effects of hyperinflation (IAS 29)	0	0
Effects of changes in foreign exchange rates (IAS 21)	0	0
Business combination	0	0
Intangible assets ending balance	R$ (67,935)	R$ (44,454)	R$ (14,010)